Related Party Disclosures -Summary Of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Accounts receivable	$ 16	$ 2,991
Loan payable	93	24
Associated Shareholders
Related Party Transaction [Line Items]
Accounts receivable	16	2,991	$ 3,888
Purchase	683	591	195
Accounts payable	93	165	20
Loan payable		6,392	5,240
Gilbarco | Associated Shareholders
Related Party Transaction [Line Items]
Accounts receivable		2,471	3,510
Purchase	338	335	1
Accounts payable		142
Loan payable
Fast Cities Australia | Associated Shareholders
Related Party Transaction [Line Items]
Accounts receivable	16	520	378
Purchase
Accounts payable
Loan payable
St Baker Energy | Associated Shareholders
Related Party Transaction [Line Items]
Accounts receivable
Purchase	345	256	194
Accounts payable	93	23	20
Loan payable		6,392	5,240
Hardware | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue	11,589	21,263	6,402
Hardware | Gilbarco | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue	8,135	19,122	6,402
Hardware | Fast Cities Australia | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue	3,454	2,141
Hardware | St Baker Energy | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue
Service And Maintenance | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue		1	983
Service And Maintenance | Gilbarco | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue			2
Service And Maintenance | Fast Cities Australia | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue		1	981
Service And Maintenance | St Baker Energy | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue